Changes in Accumulated Other Comprehensive Loss	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Equity [Abstract]
Changes in Accumulated Other Comprehensive Loss
16.	CHANGES IN ACCUMULATED OTHER COMPREHENSIVE LOSS

The following table presents changes in Accumulated other comprehensive loss by component for the periods presented (in thousands):

	39-Weeks Ended
Accumulated Other Comprehensive Loss Components	October 1, 2016	September 26, 2015
Defined benefit retirement plans:
Accumulated Other Comprehensive Loss beginning of period(1)	$(74,378)	$(158,041)

Reclassification adjustments:
Amortization of prior service cost(2)(3)	123	99
Amortization of net loss(2)(3)	6,138	9,064
Settlements(2)(3)	2,250	1,950
Pension curtailment(5)	—	90,649
Prior year correction(5)	(21,917)	—

Total before income tax(2)(3)	(13,406)	101,762
Income tax benefit(4)	(5,199)	—

Current period Comprehensive (Loss) Income—net of tax	(8,207)	101,762

Accumulated Other Comprehensive Loss end of period (1)	$(82,585)	$(56,279)

(1)	Amounts are presented net of tax.
(2)	Included in the computation of Net periodic benefit costs. See Note, 13 Retirement Plans for additional information.
(3)	Included in Distribution, selling and administrative costs in the Consolidated Statements of Comprehensive Income.
(4)	No impact in the 39-week period ended September 26, 2015 due to the Company’s full valuation allowance. See Note 17, Income Taxes.
(5)	The third quarter 2015 pension curtailment is due to the freeze of non-union participants’ benefits for a USF sponsored defined benefit pension plan. In the second quarter of 2016, the curtailment was corrected for a computational error. See Note 13, Retirement Plans.

19.	CHANGES IN ACCUMULATED OTHER COMPREHENSIVE LOSS

The following table presents changes in Accumulated Other Comprehensive Income (Loss) by component for the last three fiscal years, (in thousands):

Accumulated Other Comprehensive Loss Components	2015	2014	2013
Defined benefit retirement plans:
Balance at beginning of period(1)	$(158,041)	$(2,679)	$(125,642)

Other comprehensive income (loss) before reclassifications	(2,136)	(161,331)	115,014
Current year prior service (cost) credit	(1,291)	3,612	—
Amortization of prior service cost (credit)(2)(3)	133	(136)	198
Amortization of net loss(2)(3)	10,408	2,219	13,400
Settlements(2)(3)	3,358	2,370	1,778
Curtailment(4)	73,191	(2,096)	—

Total before income tax	83,663	(155,362)	130,390
Income tax provision	—	—	7,427

Current period comprehensive income (loss), net of tax	83,663	(155,362)	122,963

Balance at end of period(1)	$(74,378)	$(158,041)	$(2,679)

Interest rate swap derivative cash flow hedge(5):
Balance at beginning of period(1)	$—	$—	$(542)

Other comprehensive loss before reclassifications	—	—	(653)
Amounts reclassified from Other comprehensive income(6)	—	—	2,042

Total before income tax	—	—	1,389
Income tax provision	—	—	847

Current period comprehensive income, net of tax	—	—	542

Balance at end of period(1)	$—	$—	$—

(1)	Amounts are presented net of tax.
(2)	Included in the computation of net periodic benefit costs. See Note, 17 Retirement Plans for additional information.
(3)	Included in Distribution, selling and administrative expenses in the Consolidated Statements of Comprehensive Income (Loss).
(4)	The fiscal year 2015 curtailment is due to freeze of non-union participants’ benefits of a Company sponsored defined benefit pension plan. See Note, 17, Retirement Plans.
(5)	The interest rate swap derivative expired in January 2013.
(6)	Included in Interest Expense-Net in the Consolidated Statements of Comprehensive Income (Loss).